Contingent Earnout Liability	12 Months Ended
Dec. 31, 2023
Standby Equity Purchase Agreement
Contingent Earnout Liability

(9)Contingent Earnout Liability

As described in Note (2) Summary Of Significant Accounting Policies and Note (3) Business Combination, in connection with the execution of the Merger Agreement, MTAC entered into the Sponsor Support Agreement with the Sponsor Holders and Legacy TriSalus, pursuant to which, 3,125,000 of the shares of our Common Stock held by the Sponsor immediately after the Closing Date became unvested and subject to potential forfeiture if certain triggering events are not achieved during the Earnout Period. The earnout shares are classified as a liability and were initially measured at fair value at the Closing Date and will subsequently be remeasured at the end of each reporting period with the change in fair value of the earnout liability recorded in the Consolidated Statements of Operations.

The estimated fair value of the total contingent earnout liability at the closing on August 10, 2023, was $28,927 based on a Monte Carlo simulation valuation model. The liability was remeasured to its fair value of $18,632 as of December 31, 2023. This remeasurement resulted in the recording gain of $10,295 for the year ended December 31, 2023, classified as change in fair value of contingent earnout liability in the Consolidated Statements of Operations. Assumptions used in the valuation are described below:

	December 31,	September 30,
	2023	2023
Current stock price	$8.45	$5.12
Expected share price volatility	65.0%	65.0%
Risk-free interest rate	3.9%	4.6%
Expected term (years)	4.6	4.9
Estimated dividend yield	—%	—%

The estimated fair value of the liability was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes. The inputs and assumptions utilized in the calculation require management to apply judgment and make estimates including:

(a)	expected volatility, which is based on the historical equity volatility of publicly traded peer companies for a term equal to the expected term of the earnout period;
(b)	expected term, which we based on the earnout period per the agreement;
(c)	risk-free interest rate, which was determined by reference to the U.S. Treasury yield curve for time periods commensurate with the expected term of the earnout period; and
(d)	expected dividend yield, which we estimate to be zero based on the fact that we have never paid or declared dividends.

These estimates may be subjective in nature and involve uncertainties and matters of judgment and therefore cannot be determined with exact precision.